Leases - operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lease cost
Operating lease cost	$ 2,346	¥ 15,306
Short-term lease cost		675
Total (*)		(15,981)
Non-cash operating lease expense		¥ (15,634)
Lease expenses based on ASC 840			¥ 16,210	¥ 10,250